Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (339,240)
Financial liabilities at end of period	(358,021)	kr (339,240)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(31,052)	(34,592)
Purchases	(3,085)	(4,267)
Settlements & sales	7,222	10,476
Transfers to level 3	(1,912)
Gains (+) and losses (-) through profit or loss	(176)	2,025
Gains (+) and losses (-) in Other comprehensive income	18	(52)
Exchange-rate differences assets and liabilities	(993)	(4,642)
Financial assets and liabilities at fair value, at the end of period	(29,978)	(31,052)
Unrealized fair value changes	(171)	2,024
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(26,536)	(32,555)
Purchases liabilities	(3,085)	(4,267)
Settlements & sales	6,309	10,255
Transfers to level 3	(1,912)
Gains (+) and losses (-) through profit or loss	(1,472)	2,641
Gains (+) and losses (-) in Other comprehensive income	18	(52)
Exchange-rate differences	239	(2,558)
Financial liabilities at end of period	(26,439)	(26,536)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(4,516)	(2,037)
Purchases		0
Settlements & sales	913	221
Gains (+) and losses (-) through profit or loss	1,296	(616)
Exchange-rate differences assets and liabilities	(1,232)	(2,084)
Financial assets and liabilities at fair value, at the end of period	kr (3,539)	kr (4,516)